CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net income		$ 307	$ 691
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		307	332
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		259	282
Gain on disposal of assets		4	1
Undistributed income of unconsolidated subsidiaries		21	0
Goodwill impairment charge		585	0
Other non-cash items	[1]	(982)	74
Changes in operating assets and liabilities:
Provisions		(152)	(66)
Deferred income taxes		(161)	42
Trade and financing receivables related to sales, net		984	(902)
Inventories, net		299	(1,032)
Trade payables		(954)	253
Other assets and liabilities		18	(178)
Net cash provided by (used in) operating activities		535	(503)
Investing activities:
Additions to retail receivables		(2,069)	(1,987)
Collections of retail receivables		2,129	2,314
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		5	2
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(132)	(182)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(482)	(625)
Other		(86)	8
Net cash provided by (used in) investing activities		(635)	(470)
Financing activities:
Proceeds from long-term debt		5,495	7,376
Payments of long-term debt		(5,709)	(7,413)
Net increase (decrease) in other financial liabilities		586	(105)
Dividends paid		(3)	(278)
Other		0	(45)
Net cash provided by (used in) financing activities		369	(465)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(174)	(19)
Increase (decrease) in cash and cash equivalents		95	(1,457)
Cash and cash equivalents and restricted cash, beginning of year		5,773	5,803
Cash and cash equivalents and restricted cash, end of period		$ 5,868	$ 4,346

[1]	In the six months ended June 30, 2020, this item includes the pre-tax gain of $1,475 million from the remeasurement at fair value of the investment in Nikola Corporation.